FT Vest Technology Dividend Target Income ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended	76 Months Ended	93 Months Ended	120 Months Ended	162 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.02%		24.93%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	21.18%	23.27%	23.03%	22.66%	14.42%	16.08%	14.81%	14.82%	14.80%
Nasdaq Technology Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.95%		26.89%
FT Vest Technology Dividend Target Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.41%		24.79%
Performance Inception Date	Aug. 09, 2023
FT Vest Technology Dividend Target Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.40%		20.74%
FT Vest Technology Dividend Target Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.22%		17.42%